Commitments and Contingency (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 29, 2021	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Loss Contingencies [Line Items]
Share price	$ 0.20	$ 0.02	$ 0.02
Stock issuance costs				$ 325,000
Underwriting Commissions [Member]
Loss Contingencies [Line Items]
Stock issuance costs	$ 2,530,000
Marketing Fee [Member]
Loss Contingencies [Line Items]
Stock issuance costs	$ 4,427,500
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares	1,650,000	1,650,000	1,650,000
Officers and Directors [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares		300,000	300,000